CONSOLIDATED STATEMENTS OF EARNINGS (LOSS) (CAD) In Millions, except Per Share data, unless otherwise specified	3 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
Sales	260.5	1,051.4	797.7	1,079.7
Operating expenses
Cost of sales, excluding depreciation and amortization	245.6	970.9	718.0	970.7
Depreciation and amortization	12.9	47.0	23.4	105.5
Selling, general and administrative	7.7	33.2	26.2	40.3
Restructuring (note 21)	0	1.2	5.3	5.9
Impairment and other closure costs (note 6)	0	86.9	0	661.8
Costs and Expenses	266.2	1,139.2	772.9	1,784.2
Operating earnings (loss)	(5.7)	(87.8)	24.8	(704.5)
Interest expense, net (note 22)	(11.6)	(37.4)	(60.3)	(73.2)
Foreign exchange gain (loss) on long-term debt	(3.2)	(18.8)	24.0	(9.7)
Other income (expense), net (note 23)	0.1	14.9	(2.6)	(2.1)
Loss before reorganization items and income taxes	(20.4)	(129.1)	(14.1)	(789.5)
Reorganization items, net (note 5)	(3.2)	(1.2)	666.9	0
Income (loss) before income taxes	(23.6)	(130.3)	652.8	(789.5)
Income tax expense (recovery) (note 19)	0.2	0.1	(1.1)	(8.4) [1]
Earnings (loss) from continuing operations	(23.8)	(130.4)	653.9	(781.1)
Earnings (loss) from discontinued operations, net of tax (note 8)	(12.9)	3.1	(3.6)	(195.5)
Net earnings (loss)	(36.7)	(127.3)	650.3	(976.6)
Net (earnings) loss attributable to non-controlling interest (note 7)	1.5	(0.3)	(31.9)	2.6
Net earnings (loss) attributable to the company	(35.2)	(127.6)	618.4	(974.0)
Basic and diluted net earnings (loss) per share from continuing operations attributable to the company’s common shareholders (note 24) (in dollars per share)	(1.55)	(9.01)	1.63	(2.04)
Basic and diluted net earnings (loss) per share from discontinued operations attributable to the company’s common shareholders (note 24) (in dollars per share)	(0.89)	0.21	(0.01)	(0.51)
Weighted average number of the company’s common shares outstanding (note 24) (in millions) (in shares)	14.4	14.5	381.9	381.9

[1]	Included $8.4 million income tax recovery related to continuing operations and $1.0 million income tax expense related to discontinued operations